Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Parke Bancorp Inc.
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 162,837	$ 154,018
Total risk-based capital, For Capital Adequacy Purposes, Amount	75,859	67,219
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	87,711	72,470
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 94,823	$ 84,024
Total risk-based capital
Total risk-based capital, Actual, Ratio	17.17%	18.33%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	9.25%	8.625%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.92%	17.07%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	7.25%	6.625%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 150,926	$ 143
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	56,894	50,414
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	68,747	56
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	75,859	67,219
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	150,926	143,453
Tier 1 leverage, For Capital Adequacy Purposes, Amount	42,178	37,618
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	42,178	37,618
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 52,722	$ 47,023
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	14.31%	15.25%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 121,955	$ 110,453
Tier 1 common equity, Actual, Ratio	12.86%	13.15%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 42,670	$ 37,811
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 54,523	$ 43,062
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	5.75%	5.125%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 61,635	$ 54,615
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Parke Bank
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 159,435	$ 150,636
Total risk-based capital, For Capital Adequacy Purposes, Amount	75,861	67,218
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	87,714	72,470
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 94,826	$ 84,023
Total risk-based capital
Total risk-based capital, Actual, Ratio	16.81%	17.93%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	9.25%	8.625%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.56%	16.67%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	7.25%	6.625%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 147,524	$ 140,070
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	56,896	50,414
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	68,749	55,665
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	75,861	67,218
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	147,524	140,047
Tier 1 leverage, For Capital Adequacy Purposes, Amount	42,175	36,654
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	42,175	36,654
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 52,719	$ 45,818
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	13.99%	15.29%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 147,524	$ 140,047
Tier 1 common equity, Actual, Ratio	15.56%	16.67%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 42,672	$ 37,810
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 54,525	$ 43,062
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	5.75%	5.125%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 61,637	$ 54,615
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%